Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2011		December 31,2010
	RMB	US$	RMB

Buildings	45,339	7,204	44,398
Plant and equipment	450,442	71,568	417,696
Computer equipment	2,170	345	1,602
Furniture and fixtures	8,247	1,310	6,958
Motor vehicles	2,358	375	1,905
	508,556	80,802	472,561
Less: accumulated depreciation	(231,437)	(36,772)	(187,670)
	277,119	44,030	284,891

All of the Group’s buildings are located in the PRC. As of December 31, 2011 and 2010, property, plant and equipment with carrying value totaling RMB275,373 (US$43,752) and RMB296,504 respectively were pledged to banks as collateral for bank loans of RMB150,000 (US$23,833) and RMB162,000, respectively (see Note 11).

Construction-in-progress represents capital expenditure in respect of the BOPET production line. Interest expense capitalized during the year ended December 31, 2009 was RMB1,739, and there was no interest capitalization ended December 31, 2011 and 2010 (see Note 16).